Related party transactions - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Investment commitments amount, related party transactions	¥ 5,905	¥ 39,047